Income Taxes (Income before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Pretax income in The Netherlands	$ (2,495)	$ (5,806)	$ 24,135
Pretax income from foreign operations	134,993	124,320	13,203
Income before income taxes	$ 132,498	$ 118,514	$ 37,338